Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—78.1%
		Communication Services—0.4%
23,100		JC Decaux SA	$625,719
1,337	[1]	Spotify Technology SA	152,418
		TOTAL	778,137
		Consumer Discretionary—6.4%
3,500	[1]	Alibaba Group Holding Ltd., ADR	585,305
647	[1]	Amazon.com, Inc.	1,123,134
6,775	[1]	Etsy, Inc.	382,787
21,200	[1]	Floor & Decor Holdings, Inc.	1,084,380
5,392	[1]	GreenTree Hospitality Group Ltd., ADR	53,920
12,530	[1,2]	GrubHub, Inc.	704,311
6,900		Hilton Worldwide Holdings, Inc.	642,459
1,600		Home Depot, Inc.	371,232
15,400		Las Vegas Sands Corp.	889,504
13,500		Levi Strauss & Co.	257,040
18,491	[1,2]	Luckin Coffee, Inc., ADR	351,329
26,200		Moncler S.p.A	934,553
761,467		NagaCorp Ltd.	1,193,567
378	[1]	National Vision Holdings, Inc.	9,098
5,922	[1]	Peloton Interactive, Inc.	148,642
4,010	[1]	Planet Fitness, Inc.	232,059
2,750	[1]	Takeaway.com Holding BV	219,547
8,000	[1,2]	The RealReal, Inc.	178,880
3,981		Vail Resorts, Inc.	905,916
13,000		Wingstop, Inc.	1,134,640
		TOTAL	11,402,303
		Consumer Staples—0.3%
3,608	[1,2]	Beyond Meat, Inc.	536,221
		Energy—0.6%
32,100	[1]	New Fortress Energy LLC	578,763
26,400	[1]	Rattler Midstream Partners LP	470,448
		TOTAL	1,049,211
		Financials—3.8%
9,400	[1]	ARYA Sciences Acquisition Corp.	100,721
90,000		Ashmore Group PLC	559,818
4,025		BlackRock, Inc.	1,793,701
165,233	[2]	FinecoBank Banca Fineco SPA	1,751,506
19,200		Hamilton Lane, Inc.	1,093,632
55,000	[1]	Qudian, Inc., ADR	378,950
6,940		Raymond James Financial, Inc.	572,272
29,200		Two Harbors Investment Co.	383,396
		TOTAL	6,633,996
		Health Care—27.7%
10,800		Abbott Laboratories	903,636
27,000	[1]	Albireo Pharma, Inc.	540,000
56,300	[1]	Alector, Inc.	811,846

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
48,080	[1,2]	Amarin Corporation PLC, ADR	$728,893
22,700	[1]	Amphastar Pharmaceuticals, Inc.	450,141
19,100	[1]	AnaptysBio, Inc.	668,309
39,300	[1,2]	Argenx SE	4,470,762
35,207	[1]	Atara Biotherapeutics, Inc.	497,123
23,000	[1]	Boston Scientific Corp.	935,870
16,663	[1]	CRISPR Therapeutics AG	683,016
86,414	[1]	Calithera Biosciences, Inc.	267,019
44,400	[1]	Catabasis Pharmaceuticals, Inc.	239,760
241,700	[1]	Corcept Therapeutics, Inc.	3,416,430
10,400		Danaher Corp.	1,502,072
9,650	[1]	Dexcom, Inc.	1,440,166
146,776	[1]	Dynavax Technologies Corp.	524,724
22,800	[1]	Editas Medicine, Inc.	518,472
2,500	[1]	Edwards Lifesciences Corp.	549,775
4,490	[1,2]	GW Pharmaceuticals PLC, ADR	516,485
13,300	[1]	Galapagos NV	2,030,674
18,266	[1]	Galapagos NV, ADR	2,788,488
6,690	[1]	Genmab A/S	1,359,818
11,000	[1]	Genmab A/S, ADR	222,860
14,070	[1]	Glaukos Corp.	879,516
12,679	[1]	Gossamer Bio, Inc.	212,880
2,000	[1]	IDEXX Laboratories, Inc.	543,860
2,629	[1]	Illumina, Inc.	799,794
10,100	[1]	Insulet Corp.	1,665,793
197,516	[1]	Minerva Neurosciences, Inc.	1,530,749
27,100	[1]	Nektar Therapeutics	493,627
4,100	[1]	Penumbra, Inc.	551,409
11,665	[1]	Repligen Corp.	894,589
17,200	[1]	Rhythm Pharmaceuticals, Inc.	371,348
139,400	[1]	Scynexis, Inc.	148,461
12,400	[1]	Seres Therapeutics, Inc.	49,724
11,846	[1]	SmileDirectClub, Inc.	164,422
11,000	[1]	Stoke Therapeutics, Inc.	236,390
3,400		Stryker Corp.	735,420
30,685	[1]	Tandem Diabetes Care, Inc.	1,809,801
8,000	[1,2]	Teladoc, Inc.	541,760
13,128	[1]	Translate Bio, Inc.	130,098
1,876	[1]	Twist Bioscience Corp.	44,799
54,300	[1]	Ultragenyx Pharmaceutical, Inc.	2,322,954
57,000	[1]	UniQure N.V.	2,243,520
31,565	[1]	Veeva Systems, Inc.	4,819,660
14,400	[1]	Vericel Corp.	218,016
20,900	[1]	Zai Lab Ltd., ADR	676,115
24,495	[1]	Zogenix, Inc.	980,780
		TOTAL	49,131,824
		Industrials—9.2%
33,400		Air Lease Corp.	1,396,788
49,700	[1]	Azul S.A., ADR	1,780,254

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,750	[1]	CoStar Group, Inc.	$2,224,500
20,200		Heico Corp.	2,522,576
16,200	[1]	IHS Markit Ltd.	1,083,456
1,341	[1]	Lyft, Inc.	54,767
22,329	[1]	Mercury Systems, Inc.	1,812,445
3,300	[1]	Parsons Corp.	108,834
7,650		Roper Technologies, Inc.	2,727,990
9,629	[1]	Trex Co., Inc.	875,565
24,080	[1,2]	Upwork, Inc.	320,384
9,050		Verisk Analytics, Inc.	1,431,167
		TOTAL	16,338,726
		Information Technology—18.5%
1,475	[1]	Adobe, Inc.	407,469
55,909	[1]	Advanced Micro Devices, Inc.	1,620,802
6,269	[1]	Ansys, Inc.	1,387,706
1,300	[1]	Avalara, Inc.	87,477
3,750		Broadcom, Inc.	1,035,263
15,700	[1]	Coupa Software, Inc.	2,034,249
263	[1]	Datadog, Inc.	8,918
2,800	[1]	DocuSign, Inc.	173,376
3,556	[1]	Dynatrace Holdings LLC	66,391
9,360	[1]	Envestnet, Inc.	530,712
2,655	[1]	Everbridge, Inc.	163,840
97,226	[1]	Evry AS	358,650
9,000		Fidelity National Information Services, Inc.	1,194,840
52,800	[1,2]	GDS Holdings Ltd., ADR	2,116,224
16,200	[1]	GoDaddy, Inc.	1,068,876
2,700	[1]	Guidewire Software, Inc.	284,526
38,400		Marvell Technology Group Ltd.	958,848
15,359	[1,2]	Medallia, Inc.	421,297
52,872	[1]	Nexi SpA	539,485
1,950	[1]	Okta, Inc.	191,997
41,900	[1]	PagSeguro Digital Ltd.	1,940,389
14,260	[1]	Q2 Holdings, Inc.	1,124,686
32,100	[1]	Radware Ltd.	778,746
15,000	[1]	Rapid7, Inc.	680,850
9,400	[1]	RealPage, Inc.	590,884
2,685	[1]	Salesforce.com, Inc.	398,561
15,000	[1]	ServiceNow, Inc.	3,807,750
7,800	[1]	Shopify, Inc.	2,430,948
16,069	[1]	Splunk, Inc.	1,893,892
6,591	[1]	Tyler Technologies, Inc.	1,730,138
15,934	[1]	Workday, Inc.	2,708,143
		TOTAL	32,735,933
		Materials—8.4%
31,800	[2]	Agnico Eagle Mines Ltd.	1,704,798
297,300	[1]	B2Gold Corp.	967,176
8,102		Ball Corp.	589,907
69,200		Barrick Gold Corp.	1,199,236

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
54,300	[1]	Endeavour Financial Corp.	$1,037,760
180,000	[1]	Kinross Gold Corp.	828,000
18,200		Kirkland Lake Gold Ltd.	815,360
33,600		Newcrest Mining Ltd.	783,366
38,400		Newmont Goldcorp Corp.	1,456,128
64,800		Osisko Gold Royalties Ltd.	602,640
73,800	[1]	Pretium Resources, Inc.	849,438
3,550		Sherwin-Williams Co.	1,952,038
7,825		Vulcan Materials Co.	1,183,453
263,900		Yamana Gold, Inc.	839,202
		TOTAL	14,808,502
		Real Estate—2.8%
14,256		Americold Realty Trust	528,470
8,038	[1]	CBRE Group, Inc.	426,095
5,537		Crown Castle International Corp.	769,698
31,000		JBG Smith Properties	1,215,510
6,700		Lamar Advertising Co.	548,931
16,300		MGM Growth Properties LLC	489,815
10,500		Ryman Hospitality Properties	859,005
4,767		STAG Industrial, Inc.	140,531
		TOTAL	4,978,055
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,737,695)	138,392,908
		WARRANTS—0.1%
		Health Care—0.1%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	31,087
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	35,202
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	1,955
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/25/2022	5,906
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	17,666
25,200	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2019	10,070
21,060	[1]	Scynexis, Inc., Warrants, Expiration Date 6/24/2021	2,761
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	104,647
		REPURCHASE AGREEMENTS—26.9%
$4,546,174		Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466.	4,546,174
4,519,566		Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466.	4,519,566
38,587,000		Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466.	38,587,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $47,652,740)	47,652,740
		TOTAL INVESTMENT IN SECURITIES—105.1% (IDENTIFIED COST $125,391,735)	186,150,295
		OTHER ASSETS AND LIABILITIES - NET—(5.1)%[3]	(8,965,410)
		TOTAL NET ASSETS—100%	$177,184,885

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2019, were as follows:
	Balance of Shares Held 12/31/2018	Purchases/ Additions**	Sales/ Reductions**	Balance of Shares Held 9/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)**	Dividend Income**
Energy
New Fortress Energy LLC	—	32,100	—	32,100	$578,763	$127,093	$—	$—
Financials
ARYA Sciences Acquisition Corp.	9,400	—	—	9,400	$100,721	$4,465	$—	$—
Health Care
Albireo Pharma, Inc.	11,780	15,220	—	27,000	$540,000	$(262,111)	$—	$—
Alector, Inc.	15,462	40,838	—	56,300	$811,846	$(166,531)	$—	$—
Argenx SE	49,400	—	(10,100)	39,300	$4,470,762	$355,391	$901,503	$—
Calithera Biosciences, Inc.	63,581	22,833	—	86,414	$267,019	$(79,273)	$—	$—
Catabasis Pharmaceuticals, Inc.	21,500	22,900	—	44,400	$239,760	$31,305	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/28/2024	—	11,450	—	11,450	$31,087	$31,087	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	215,000	—	(193,500)	21,500	$35,202	$1,511	$193,500	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021*	42,500	—	—	42,500	$1,955	$(32,160)	$—	$—
ContraFect Corp., Warrants, Expiration Date 7/25/2022*	87,500	—	—	87,500	$5,906	$(50,278)	$—	$—
Corcept Therapeutics, Inc.	302,381	—	(60,681)	241,700	$3,416,430	$(14,686)	$92,896	$—
Dynavax Technologies Corp.	63,400	83,376	—	146,776	$524,724	$(331,899)	$—	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	—	10,000	—	10,000	$17,666	$17,666	$—	$—
Minerva Neurosciences, Inc.	162,987	34,529	—	197,516	$1,530,749	$198,048	$—	$—
Scynexis, Inc.	139,400	—	—	139,400	$148,461	$81,312	$—	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2019	25,200	—	—	25,200	$10,070	$8,321	$—	$—
Scynexis, Inc., Warrants, Expiration Date 6/24/2021	21,060	—	—	21,060	$2,761	$2,529	$—	$—
UniQure N.V.	32,600	43,700	(19,300)	57,000	$2,243,520	$(19,327)	$285,925	$—
Affiliated issuer no longer held at period end	15,315	—	(15,315)	—	—	$(918,915)	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,278,466	316,946	(298,896)	1,296,516	$14,977,402	$(1,016,452)	$1,473,824	$—
*	At September 30, 2019, the Fund no longer has ownership of at least 5% of the voting shares.
**	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$8,312,036	$9,065,740
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$94,150,949[1]	$—	$—	$94,150,949
International	29,414,494	14,827,465	—	44,241,959
Debt Securities:
Warrants	—	104,647	—	104,647
Repurchase Agreements	—	47,652,740	—	47,652,740
TOTAL SECURITIES	$123,565,443	$62,584,852	$—	$186,150,295
1	Includes $205,974 transferred from Level 3 to Level 1 because observable market data was obtained for a security. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt